Derivative Assets And Liabilities (Derivative Amount Of Gain (Loss) Recognized) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)	$ 0	$ 0	$ (3)
Amount of Gain/(Loss) Recognized in Income Representing Hedge Ineffectiveness and Amount Excluded from the Assessment of Effectiveness	14	21	(8)
Amount of Gain/(Loss) Recognized in Income on Derivatives	(220)	(2)	39
Commodity Derivatives [Member] | Cost of Products Sold [Member]
Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)	0	0	(3)
Amount of Gain/(Loss) Recognized in Income Representing Hedge Ineffectiveness and Amount Excluded from the Assessment of Effectiveness	14	21	(8)
Interest Rate Derivatives [Member] | Losses On Non-Hedged Interest Rate Derivatives [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	(12)	(18)	(157)
Embedded Derivatives [Member] | Other Income (Expenses) [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	4	12	3
Non Trading [Member] | Commodity Derivatives [Member] | Cost of Products Sold [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	(177)	15	199
Trading [Member] | Commodity Derivatives [Member] | Cost of Products Sold [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	$ (35)	$ (11)	$ (6)